UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	6/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

CORPORATE BONDS — 63.23%	Principal Amount	Fair Value

Corporate Bonds - Domestic — 55.25%
21st Century Fox America, Inc., 4.50%, 2/15/2021	$800,000	$822,233
Agilent Technologies, Inc., 5.00%, 7/15/2020	300,000	309,967
American International Group, Inc., 4.13%, 2/15/2024	600,000	603,513
Applied Materials, Inc., 4.30%, 6/15/2021	225,000	232,506
Associates Corporation of North America, 6.95%, 11/1/2018	200,000	202,645
AT&T, Inc., 4.25%, 3/1/2027	475,000	465,722
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	440,615
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	985,945
BlackRock, Inc., 5.00%, 12/10/2019	500,000	515,871
Boardwalk Pipelines, L.P., 4.45%, 7/15/2027	500,000	486,399
Celgene Corporation, 3.63%, 5/15/2024	500,000	488,440
Citigroup, Inc., 3.20%, 10/21/2026	700,000	651,650
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 5.45%, 6/15/2023(a)	400,000	419,094
Discover Financial Services, 5.20%, 4/27/2022	475,000	495,863
Edwards Lifesciences Corp., 4.30%, 6/15/2028	625,000	625,243
Fifth Third Bank, 2.25%, 6/14/2021	400,000	389,875
Ford Motor Credit Company LLC, 2.55%, 10/5/2018	850,000	849,522
General Electric Capital Corporation, 6.00%, 8/7/2019	150,000	155,115
Goldman Sachs Group, Inc. (The), 5.38%, 3/15/2020	1,025,000	1,061,890
Huntington National Bank (The), 5.38%, 2/28/2019	250,000	252,099
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,176,798
Juniper Networks, Inc., 4.60%, 3/15/2021	625,000	635,665
Keycorp, 2.30%, 12/13/2018	680,000	679,266
Macys Retail Holdings, Inc., 4.38%, 9/1/2023	400,000	401,696
Macy's Retail Holdings, Inc., 4.50%, 12/15/2034	80,000	69,229
McDonald's Corporation, 3.70%, 1/30/2026	98,000	97,458
MetLife, Inc., Series A, 6.82%, 8/15/2018	510,000	512,633
Morgan Stanley, 5.50%, 7/28/2021	656,000	694,659
National Oilwell Varco, Inc., 2.60%, 12/1/2022	450,000	427,418
Prudential Financial, Inc., 7.38%, 6/15/2019	400,000	416,707
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	432,898
Synchrony Financial, 3.75%, 8/15/2021	500,000	499,846
Time Warner, Inc., 3.40%, 6/15/2022	800,000	789,285
TJX Companies, Inc. (The), 2.25%, 9/15/2026	200,000	178,546
Verizon Communications, Inc., 2.45%, 11/1/2022	600,000	572,697
Wells Fargo & Co., 3.00%, 4/22/2026	700,000	649,598
Westpac Banking Corporation, 4.88%, 11/19/2019	350,000	358,930

See accompanying notes which are an integral part of this schedule of investments.

Willis North America, Inc., 3.60%, 5/15/2024	280,000	270,945
Zoetis, Inc., 3.25%, 2/1/2023	485,000	478,022

Total Corporate Bonds - Domestic (Cost $19,996,782)		19,796,503

Corporate Bonds - Foreign — 7.98%
Corporate Bonds - Australia - 1.36%
National Australia Bank Ltd., 2.80%, 1/10/2022	500,000	487,586

Corporate Bonds - Canada - 2.11%
Encana Corporation, 3.90%, 11/15/2021	450,000	453,943
Husky Energy, Inc., 4.00%, 4/15/2024	300,000	300,026
		753,969
Corporate Bonds - Cayman Islands - 1.10%
Alibaba Group Holding Limited, 3.60%, 11/28/2024	400,000	393,903

Corporate Bonds - Isle of Man - 0.99%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	356,125

Corporate Bonds - Luxembourg - 1.27%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	454,070

Corporate Bonds - Netherlands - 1.15%
Deutsche Telekom International Finance BV, 6.00%, 7/8/2019	400,000	412,184

Total Corporate Bonds - Foreign (Cost $2,901,986)		2,857,837

Total Corporate Bonds (Cost $22,898,768)		22,654,340

U.S. TREASURY OBLIGATIONS — 22.16%

United States Treasury Note, 1.88%, 12/31/2019	700,000	693,834
United States Treasury Note, 2.13%, 8/31/2020	1,400,000	1,387,449
United States Treasury Note, 2.63%, 11/15/2020	1,075,000	1,076,176
United States Treasury Note, 2.00%, 2/15/2025	2,200,000	2,092,750
United States Treasury Note, 2.13%, 5/15/2025	1,650,000	1,579,230
United States Treasury Note, 2.25%, 2/15/2027	850,000	811,269
United States Treasury Note, 2.75%, 2/15/2028	300,000	297,486

Total U.S. Treasury Obligations (Cost $8,261,043)		7,938,194

See accompanying notes which are an integral part of this schedule of investments.

U.S. GOVERNMENT AGENCIES — 9.21%

Federal Home Loan Banks, 2.75%, 7/11/2031	300,000	274,353
Federal Home Loan Mortgage Corp., 3.50%, 1/1/2048	208,922	208,029
Federal Home Loan Mortgage Corporation, 2.00%, 10/27/2023	700,000	687,345
Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	575,775
Federal National Mortgage Association, 1.50%, 8/24/2021	795,000	756,946
Federal National Mortgage Association, 2.50%, 3/30/2026	800,000	798,552

Total U.S. Government Agencies (Cost $3,385,009)		3,301,000

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES — 3.76%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.50%, 2/1/2037	18,976	20,309
Federal National Mortgage Association, Pool #745133, 5.50%, 11/1/2035	29,183	31,664
Federal National Mortgage Association, Pool #832648, 5.00%, 9/1/2035	15,010	16,074
Federal National Mortgage Association, Pool #832949, 5.00%, 9/1/2035	12,803	13,634
Federal National Mortgage Association, Pool #845549, 5.50%, 1/1/2036	41,812	46,249
Federal National Mortgage Association, Pool #878104, 5.50%, 4/1/2036	11,046	12,023
Federal National Mortgage Association, Pool #AB4300, 3.50%, 1/1/2042	278,379	279,452
Federal National Mortgage Association, Pool #AI8577, 3.00%, 8/1/2042	600,743	587,166
Federal National Mortgage Association, Pool #MA0918, 4.00%, 12/1/2041	332,609	341,769

Total U.S. Government Mortgage Backed Agencies (Cost $1,378,568)		1,348,340

PREFERRED STOCKS — 0.16%	Shares

Preferred Stocks — 0.16%
Federal National Mortgage Association, Series S, 8.25%(b)	9,000	56,880

Total Preferred Stocks (Cost $224,815)		56,880

MONEY MARKET FUNDS - 0.73%

Fidelity Investments Money Market Government Portfolio - Class I, 1.77%(c)	260,729	260,729

Total Money Market Funds (Cost $260,729)		260,729

Total Investments — 99.25% (Cost $36,408,932)		35,559,483

Other Assets in Excess of Liabilities — 0.75%		267,681
NET ASSETS — 100.00%		$35,827,164

See accompanying notes which are an integral part of this schedule of investments.

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2018.

At June 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$36,408,932

Gross unrealized appreciation	$98,810
Gross unrealized depreciation	(948,259)
Net unrealized depreciation on investments	$(849,449)

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

June 30, 2018

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

June 30, 2018

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at June 30, 2018 in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$-	$19,796,503	$-	$19,796,503
Foreign Corporate Bonds	-	2,857,837	-	2,857,837
U.S. Treasury Obligations	-	7,938,194	-	7,938,194
U.S. Government Agencies	-	3,301,000	-	3,301,000
U.S. Government Mortgage Backed Agencies	-	1,348,340	-	1,348,340
Preferred Stocks	56,880	-	-	56,880
Money Market Securities	260,729	-	-	260,729
Total	$317,609	$35,241,874	$-	$35,559,483

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of June 30, 2018 based on input levels assigned at September 30, 2017.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Common Stocks — 68.08%	Shares	Fair Value

Business Services — 2.11%
Syntel, Inc.(a)	116,178	$3,728,152

Consumer Discretionary — 7.78%
Bayerische Motoren Werke AG (Germany)	34,000	3,081,994
Hyundai Home Shopping Network Corporation (South Korea)	105,628	10,669,304
		13,751,298
Financials — 9.87%
Air Lease Corporation	70,475	2,957,836
Brighthouse Financial, Inc.(a)	25,675	1,028,797
Oaktree Capital Group, LLC, Class A(b)	230,749	9,379,947
Sberbank of Russia PJSC - ADR (Russia)	282,000	4,070,670
		17,437,250
Health Care — 1.99%
Paramount Bed Holdings Company Ltd. (Japan)	82,000	3,518,201

Industrials — 5.98%
Bollore SA (France)	970,000	4,512,472
Hudson Technologies, Inc.(a)	1,420,749	2,855,705
Titan International, Inc.	298,988	3,208,141
		10,576,318
Information Technology — 11.66%
Fabrinet (Cayman Islands)(a)	205,243	7,571,414
Qualcomm, Inc.	109,400	6,139,528
Silicom Ltd. (Israel)(a)	81,292	3,126,490
Taiwan Semiconductor Manufacturing Company Ltd. - ADR (Taiwan)	103,341	3,778,147
		20,615,579
Materials — 3.90%
Mosaic Company (The)	245,937	6,898,533

Pharmaceuticals — 1.57%
Novartis AG - ADR (Switzerland)(b)	36,750	2,776,095

Real Estate — 2.44%
Jones Lang LaSalle, Inc.	26,015	4,318,230

Telecommunication Services — 10.02%
China Mobile Ltd. - ADR (Hong Kong)(b)	153,450	6,811,646

See accompanying notes which are an integral part of this schedule of investments.

Sk Telecom Company Ltd. - ADR (South Korea)	360,781	8,413,412
Verizon Communications, Inc.(b)	49,265	2,478,522
		17,703,580
Transportation — 10.76%
COSCO SHIPPING Ports Ltd. (Hong Kong)	6,380,000	5,318,266
Spirit Airlines, Inc.(a)	230,360	8,373,585
Stagecoach Group plc (United Kingdom)	2,848,631	5,323,771
		19,015,622
TOTAL COMMON STOCKS (Cost $114,899,279)		120,338,858

Exchange-Traded Funds - 1.17%

VanEck Merk Gold Shares(a)	168,000	$2,069,760

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,927,944)		2,069,760

Closed-End Funds - 18.40%

Sprott Physical Gold Trust (Canada)(c)	2,746,425	27,958,606
Templeton Global Income Fund	741,929	4,555,444

TOTAL CLOSED-END FUNDS (Cost $32,276,382)		32,514,050

Foreign Government Bonds — 2.51%	Principal Amount	Fair Value
Singapore Government Bond, 2.50%, 6/1/2019(d)	6,000,000	4,432,279

TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,848,054)		4,432,279

Corporate Bonds — 6.07%
Calvert Impact Capital, Inc., 1.50%, 2/15/2021	100,000	100,000
Calvert Social Investment Fund, 1.50%, 6/17/2019	150,000	150,000

Campbell Soup Co., 3.30%, 3/15/2021	2,900,000	2,889,864
Campbell Soup Co., 4.50%, 2/15/2019	529,000	533,769

Merck & Co., Inc., 1.85%, 2/10/2020	3,506,000	3,454,658
Merck Sharp & Dohme Corp., 5.00%, 6/30/2019	269,000	275,149

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount	Fair Value
BMW Finance NV, 4.25%, 10/18/2020(d)	22,000,000	3,331,823

TOTAL CORPORATE BONDS (Cost $10,934,980)		10,735,263

Certificate of Deposit — 1.43%
Beneficial Bank, 0.35%, 7/18/2018	250,000	250,000
Community Bank, 0.75%, 9/20/2018(e)	1,030,370	1,030,370
Community Development Bank, 0.35%, 9/8/2018	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 8/28/2018	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 7/27/2018	250,000	250,000
Spring Bank, 1.00%, 12/28/2018	250,000	250,000
Sunrise Bank, 0.12%, 7/3/2018	250,000	250,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $2,530,370)		2,530,370

Money Market Funds - 3.87%	Shares	Fair Value
Federated Government Obligations Fund - Institutional Class, 1.78%(f)	6,832,116	$6,832,116

TOTAL MONEY MARKET FUNDS (Cost $6,832,116)		6,832,116

Total Investments — 101.53% (Cost $174,249,125)		179,452,696

Liabilities in Excess of Other Assets — (1.53)%		(2,719,105)

Net Assets — 100.00%		$176,733,591

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on June 30, 2018, was $18,265,247.
(c)	Passive Foreign Investment Company
(d)	Foreign-denominated security. Principal amount reflects local currency.
(e)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service ("CDARS"). Deposits occur in increments below the standard Federal Deposit Insurance Corporation ("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2018.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	169,362,530

Gross unrealized appreciation	$10,977,913
Gross unrealized depreciation	(9,054,307)
Net unrealized appreciation on investments	$1,923,606

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2018 (Unaudited)

Common Stocks - Short - (4.61%)	Shares	Fair Value
Consumer Discretionary - (1.32%)
Aaron's, Inc.	(20,000)	$(869,000)
Party City Holdco, Inc.(a)	(70,000)	(1,067,500)
Sleep Number Corporation(a)	(13,500)	(391,770)
		(2,328,270)
Consumer Staples - (0.46%)
Energizer Holdings, Inc.	(13,000)	(818,480)

Financials - (0.52%)
Encore Capital Group, Inc.(a)	(25,000)	(915,000)

Health Care - (0.22%)
Cambrex Corporation(a)	(7,500)	(392,250)

Industrials - (0.95%)
Actuant Corporation - Class A	(34,000)	(997,900)
Avis Budget Group, Inc.(a)	(12,000)	(390,000)
Hertz Global Holdings, Inc.(a)	(20,000)	(306,800)
		(1,694,700)
Information Technology - (1.14%)
Micron Technology, Inc.(a)	(26,000)	(1,363,440)
ViaSat, Inc.(a)	(10,000)	(657,200)
		(2,020,640)

TOTAL COMMON STOCKS - SHORT (Proceeds Received $7,788,176)		$(8,169,340)

(a)	Non-dividend expense producing security.

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND

SCHEDULE OF FUTURES CONTRACTS

June 30, 2018 (Unaudited)

	Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Contracts
Euro FX Future	25	September 2018	$3,667,656	$3,667,656	$(42,258)

Short Contracts
JPY/USD Japanese Yen Future	(42)	September 2018	$(4,760,437)	$(4,760,437)	$45,038

$2,780

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

June 30, 2018

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic, and foreign common stocks, exchange-traded funds and closed-end trusts that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30. 2018:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$120,338,858	$-	$-	$120,338,858
Exchange-Traded Funds	2,069,760	-	-	2,069,760
Closed-End Funds	32,514,050	-	-	32,514,050
Foreign Government Bonds	-	4,432,279	-	4,432,279
Corporate Bonds	-	10,735,263	-	10,735,263
Certificates of Deposit	-	2,530,370	-	2,530,370
Money Market Funds	6,832,116	-	-	6,832,116
Short Futures Contracts**	45,038	-	-	45,038
Total	$161,799,822	$17,697,912	$-	$179,497,734

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized appreciation of the futures contracts.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks	$(8,169,340)	$-	$-	$(8,169,340)
Long Futures Contracts *	(42,258)			(42,258)
Total	$(8,211,598)	$-	$-	$(8,211,598)

*	The amount shown represents the net unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of June 30, 2108 based on input levels assigned at September 30, 2017.

SPOUTING ROCK/CONVEX GLOBAL DYNAMIC RISK FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.06%	Shares	Fair Value

Consumer Discretionary Select Sector SPDR Fund	1,937	$211,714
Energy Select Sector SPDR Fund	1,514	114,973
Financial Select Sector SPDR Fund	3,728	99,128
Industrial Select Sector SPDR Fund	2,423	173,559
iShares Core S&P Mid-Cap ETF	1,550	301,909
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,505	172,428
iShares MSCI EAFE ETF	1,897	127,042
iShares MSCI Emerging Markets ETF	1,397	60,532
iShares MSCI Japan Small-Cap ETF	2,117	165,105
Schwab US Small-Cap ETF	1,432	105,352
SPDR Bloomberg Barclays High Yield Bond ETF	10,830	384,248
SPDR S&P 500 ETF Trust	740	200,747
Technology Select Sector SPDR Fund	4,437	308,239
Vanguard Mid-Cap Growth ETF	1,616	217,207
Vanguard Small-Cap Growth ETF	599	105,304
Total Exchange-Traded Funds Cost ($2,612,481)		2,747,487

MONEY MARKET FUNDS - 0.18%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.81%(a)	5,095	5,095

Total Money Market Funds (Cost $5,095)		5,095

Total Investments — 99.24% (Cost $2,617,576)		2,752,582

Other Assets in Excess of Liabilities — 0.76%		21,175

NET ASSETS — 100.00%		$2,773,757

(a)	Rate disclosed is the seven day effective yield as of June 30, 2018.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

As of June 30, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$147,104
Gross unrealized depreciation	(22,106)
Net unrealized appreciation	$124,998
Aggregate cost of securities for federal income tax purposes	$2,627,584

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments

June 30, 2018

(Unaudited)

The Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Spouting Rock Fund Management (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,747,487	$-	$-	$2,747,487
Money Market Funds	5,095	-	-	5,095
Total	$2,752,582	$-	$-	$2,752,582

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of June 30, 2018 based on input levels assigned at September 30, 2017.

IRON STRATEGIC INCOME FUND
Schedule of Investments	June 30, 2018
(Unaudited)

Corporate Bonds – 31.58%	Principal Amount	Fair Value
Corporate Bonds – Domestic – 31.58%
Century Aluminum Company, 7.50%, 6/1/2021(a)	$500,000	$506,250
CONSOL Energy, Inc., 5.88%, 4/15/2022	500,000	503,845
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	500,000	525,000
Envision Healthcare Corporation, 5.63%, 7/15/2022	500,000	509,062
ESH Hospitality, Inc., 5.25%, 5/1/2025(a)	500,000	483,750
GEO Group, Inc. (The), 6.00%, 4/15/2026	500,000	487,500
Gulfport Energy Corporation, 6.00%, 10/15/2024	500,000	483,750
H&E Equipment Services, Inc., 5.63%, 9/1/2025	500,000	492,500
Hertz Corporation, 7.63%, 6/1/2022(a)	500,000	481,250
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	500,000	513,600
Laredo Petroleum, Inc., 5.63%, 1/15/2022	500,000	495,625
Lee Enterprises, Inc., 9.50%, 3/15/2022(a)	500,000	524,375
Louisiana-Pacific Corporation, 4.88%, 9/15/2024	500,000	492,500
Meritage Homes Corporation, 5.13%, 6/6/2027	500,000	466,250
Meritor, Inc., 6.25%, 2/15/2024	500,000	506,250
Murphy Oil Corporation, 4.45%, 12/1/2022	500,000	493,705
NCR Corporation, 6.38%, 12/15/2023	500,000	519,375
Netflix, Inc., 4.88%, 4/15/2028(a)	500,000	477,210
Nuance Communications, Inc., 5.63%, 12/15/2026	500,000	491,255
PBF Logistics LP, 6.88%, 5/15/2023	500,000	506,875
Pilgrim's Pride Corporation, 5.88%, 9/30/2027(a)	500,000	465,000
Range Resources Corporation, 4.88%, 5/15/2025	500,000	471,250
Select Medical Corporation, 6.38%, 6/1/2021	500,000	508,687
Service Corporation International, 5.38%, 5/15/2024	500,000	513,125
Signet UK Finance plc, 4.70%, 6/15/2024	500,000	470,419
Sinclair Television Group, 5.63%, 8/1/2024(a)	500,000	497,500
Sirius XM Radio, Inc., 6.00%, 7/15/2024(a)	500,000	510,625
Six Flags Entertainment Corporation, 5.50%, 4/15/2027(a)	500,000	486,730
Southwest Energy Company, 6.70%, 1/23/2025	500,000	491,250
Sprint Corporation, 7.88%, 9/15/2023	500,000	519,688
Symantec Corporation, 5.00%, 4/15/2025(a)	500,000	485,637
Synovus Financial Corporation, 5.75%, 12/15/2025	500,000	518,750
Teleflex, Inc., 4.63%, 11/15/2027	500,000	474,375
Terex Corporation, 5.63%, 2/1/2025(a)	500,000	498,125

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	June 30, 2018
(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Corporate Bonds – Domestic (continued)
Townsquare Media, Inc., 6.50%, 4/1/2023(a)	$500,000	$451,875
Tri Pointe Group, Inc., 5.88%, 6/15/2024	500,000	498,750
Trimas Corporation, 4.88%, 10/15/2025(a)	500,000	475,938
Triumph Group, Inc., 7.75%, 8/15/2025	500,000	496,250
Tronox Finance plc, 5.75%, 10/1/2025(a)	500,000	486,875
Tutor Perini Corporation, 6.88%, 5/1/2025(a)	500,000	501,875
United States Cellular Corporation, 6.70%, 12/15/2033	500,000	525,000
United States Steel Corporation, 6.88%, 8/15/2025	500,000	505,475
Vector Group Ltd., 6.13%, 2/1/2025(a)	500,000	484,375
VeriSign, Inc., 4.75%, 7/15/2027	500,000	479,225
ViaSat, Inc., 5.63%, 9/15/2025(a)	500,000	471,250
Wabash National Corporation, 5.50%, 10/1/2025(a)	500,000	481,250
Wellcare Health Plans, 5.25%, 4/1/2025	500,000	498,750
William Lyon Homes Inc., 5.88%, 1/31/2025	500,000	474,375
WPX Energy, Inc., 6.00%, 1/15/2022	500,000	522,500
XPO Logistics, Inc., 6.50%, 6/15/2022(a)	500,000	513,125
Yum! Brands, Inc., 5.00%, 6/1/2024(a)	500,000	494,850
		25,232,826
TOTAL CORPORATE BONDS (Cost $25,558,804)		25,232,826

Exchange-Traded Funds – 17.32%	Shares
First Trust Tactical High Yield ETF	47,140	2,219,823
Invesco Fundamental High Yield Corporate Bond ETF	97,542	1,784,043
iShares 0-5 Year High Yield Corporate Bond ETF(b)	29,655	1,382,516
iShares iBoxx $High Yield Corporate Bond ETF	18,180	1,546,754
Proshares Short High Yield	7,889	182,946
SPDR Bloomberg Barclays High Yield Bond ETF(b)	52,356	1,857,591
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	22,812	622,540
VanEck Vectors Fallen Angel High Yield Bond ETF(b)	102,529	2,940,532
Xtrackers USD High Yield Corporate Bond ETF	26,386	1,295,816
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,994,312)		13,832,561

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	June 30, 2018
(Unaudited)

Money Market Funds – 7.72%(c)	Shares	Fair Value
Federated Treasury Obligations Fund – Institutional Shares, 1.79%	459,602	$459,602
Fidelity Investments Money Market Treasury Only – Class I, 1.74%	459,602	459,602
First American Treasury Obligations Fund – Class Z, 1.75% (d)	4,792,119	4,792,119
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.75%	459,603	459,603

TOTAL MONEY MARKET FUNDS (Cost $6,170,926)		6,170,926

TOTAL INVESTMENTS — 56.62% (Cost $45,724,042)		45,236,313

Other Assets in Excess of Liabilities — 43.38%		34,656,017

NET ASSETS - 100.00%		$79,892,330

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the security was on loan as of June 30, 2018. The total value of securities on loan as of June 30, 2018 was $4,217,537.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2018.
(d)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of June 30, 2018. The total value of collateral held for securities on loan was $4,332,517.

Schedule of Open Futures Contracts

Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollar Future	(1)	September 2018	$(73,980)	$(73,980)	$(422)
Canadian Dollar Future	(1)	September 2018	(76,160)	(76,160)	(617)
New Zealand Dollar Future	2	September 2018	135,400	135,400	235
					$(804)

IRON EQUITY PREMIUM INCOME FUND
Schedule of Investments	June 30, 2018
(Unaudited)

Exchange-Traded Funds – 98.53%	Shares	Fair Value
SPDR® S&P 500® ETF Trust(a)	38,669	$10,490,126
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,875,455)		10,490,126
Money Market Funds – 1.93%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio – Institutional Class, 1.71%(b)	205,219	205,219
TOTAL MONEY MARKET FUNDS (Cost $205,219)		205,219
TOTAL INVESTMENTS — 100.46% (Cost $9,080,674)		10,695,345
Liabilities in Excess of Other Assets — (0.46)%		(49,501)
NET ASSETS - 100.00%		$10,645,844

(a)	All or a portion of the security is held as collateral for written options.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2018.

Schedule of Written Options				June 30, 2018
(Unaudited)
Written Call Options — (0.87)%	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust(a)	(386)	$10,471,408	$275.00	August 1, 2018	$(92,640)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $78,658)					$(92,640)

At June 30, 2018, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Tax Cost
Strategic Income Fund	$35,818	$(1,202,918)	$(1,167,100)	$46,402,609
Equity Premium Fund	1,626,854	(13,982)	1,612,872	8,989,833

IRON Funds

Related Notes to the Schedule of Investments

June 30, 2018

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, which are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Privately negotiated investments, including total return swaps and credit default swaps, shall be valued from an independent third party pricing service. Where no price is available from an independent third party pricing service, the Adviser shall provide a fair value for each such investment, pursuant to a valuation model that has been approved by the Board. These securities will generally be categorized as Level 2 securities.

Debt securities, including corporate bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

In accordance with the Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Funds’ investments as of June 30, 2018:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$25,232,826	$-	$25,232,826
Exchange-Traded Funds	13,832,561	-	-	13,832,561
Money Market Funds	6,170,926	-	-	6,170,926
Total	$20,003,487	$25,232,826	$-	$45,236,313
Liabilities				Total
Futures Contracts*	$(804)	$-	$-	$(804)
Total	$(804)	$-	$-	$(804)

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,490,126	-	$-	$10,490,126
Money Market Funds	205,219	-	-	205,219
Total	$10,695,345	-	$-	$10,695,345
Liabilities				Total
Written Call Options	$(92,640)	$-	$-	$(92,640)
Total	$(92,640)	$-	$-	$(92,640)

*	Reflects net depreciation as of June 30, 2018.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended June 30, 2018, based on input levels assigned at September 30, 2017.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Written Options Contracts - The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Strategic Income Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Strategic Income Fund’s books and records. Upon entering into a credit default swap, the Strategic Income Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Strategic Income Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Strategic Income Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Strategic Income Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Strategic Income Fund receiving or paying only the net amount of the two payments. The Strategic Income Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Strategic Income Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of June 30, 2018, there were no outstanding credit default swap contracts held by the Strategic Income Fund.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

To mitigate counterparty risk on swap agreements, the Strategic Income Fund may require the counterparty to post collateral to the Strategic Income Fund’s custodian to cover the Strategic Income Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Strategic Income Fund to post collateral to a segregated account at the Fund’s custodian.

IRON Funds

Related Notes to the Schedule of Investments - continued

June 30, 2018

(Unaudited)

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%.

As of June 30, 2018, the Strategic Income Fund loaned securities having a fair value of $4,217,537 and received $4,332,517 of cash collateral for the loan from the following counterparties: Cantor Fitzgerald & Co., Credit Suisse Securities, LLC, Merrill Lynch Pierce Fenner & Smith, Inc, National Financial Services, LLC and SG Americas Securities, LLC. This cash was invested in money market funds.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	8/27/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/27/18